Organization and principal activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
1.	Organization and principal activities
(a)    Nature of operations
Pintec Technology Holdings Limited (the “Company” or “Pintec”) was incorporated in the Cayman Islands on March 2, 2017 as an exempted company with limited liability. The Company (and its predecessor prior to the reorganization) through its subsidiaries, and its variable interest entities (“VIEs”) (collectively, the “Group”) is principally engaged in the operation of an online technology platform enabling financial services (the “Pintec Business”) in the People’s Republic of China (the “PRC” or “China”). The financial services enabled by the Company’s technology platform include: (i) assistance for borrowers to obtain loans from third party investors and certain financial partners, (ii) a lending solution for borrowers who want to finance their on-line
purchases or who have personal or business installment loan requests, and (iii) a wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sales of their products.
(b)    Reorganization
The Pintec Business commenced operations in June 2015 as a business unit within Jimu Holdings Limited (the “Parent Company” or “Jimu Parent” formerly known as Pintec Holdings Limited), which is a British Virgin Islands (“BVI”) holding company. To pursue initial public offering of Pintec Business, Jimu Parent initiated a restructuring process (the “Reorganization”) that separated Pintec Business from Jimu Parent and transferred it to the Group as of March 31, 2018. The Reorganization was approved by the Board of Directors and a restructuring framework agreement was entered into by the Group, Jimu Parent and the shareholders of Jimu Parent in December 2017.
To effect the transfer of the Pintec Business to the Group, the following major steps were undertaken:

•	Pintec, the holding company for the Group, was set up by one of the founding shareholders of Jimu Parent, (one of the “Founders”).

•
In April 2017, four dormant holding companies of Jimu Parent which were incorporated in BVI or Hong Kong, along with two newly established subsidiaries incorporated in China, were transferred to Pintec at par value.

•	In May 2017, Pintec issued ordinary shares at par value to Jimu Parent ordinary shareholders for the respective number of shares that they held in Jimu Parent.

•	In December 2017, Pintec issued preferred shares at par value to Jimu Parent preferred shareholders for the respective number of shares that they held in Jimu Parent.

•
In December 2017, options of the Company were issued in connection with the Reorganization to mirror the number and vesting terms of the options originally granted by Jimu Parent. These options have an expiration period of 10 years.

•
In December 2017, the Group started acquiring the Pintec Business from Jimu Parent. This was done by (1) signing agreements over four variable interest entities which were dormant or were used for the operations of the Pintec Business. These four variable interest entities, together with their five wholly owned subsidiaries, operate the Pintec Business (See Note 1 (c) for details of these agreements), and (2) transferring certain other assets and employees from Jimu Parent’s subsidiaries and variable interest entities to the Group.

•	In March 2018, the transfer of the key employees from Jimu Parent’s subsidiaries and variable interest entities to the Group was completed.
Establishment of Pintec, its subsidiaries and VIEs
As of December 31, 2019, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands			Investment holding
Wholly owned subsidiaries:
Sky City Holdings Limited (“Sky City BVI”)	June 23, 2016	BVI	100%		Investment holding
Sky City Hong Kong Limited (“Sky City HK”)	August 17, 2016	Hong Kong	100%		Investment holding
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%		Investment holding
Next Hop Holdings Limited (“Next Hop BVI”)	January 4, 2016	BVI	100%		Investment holding
Next Hop Hong Kong Limited (“Next Hop HK”)	January 20, 2016	Hong Kong	100%		Investment holding
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%		Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. (“Anxunying Tianjin”)	December 3, 2018	The PRC	100%		Lending solution business
FT Synergy Pte. Ltd. (“FT Singapore”)	December 21, 2018	Singapore	100%		Investment holding
FT Synergy Pty Ltd. (“FT Australia”)	April 30, 2019	Australia	100%		Investment holding
Infrarisk Pty Ltd. (“Infrarisk Australia”)	April 30, 2019	Australia	100%		Lending solution business
Infrarisk Limited (“Infrarisk UK”)	April 30, 2019	The United Kingdom	100%		Lending solution business
Pintec (Ganzhou) Technology Co., Ltd (“Pintec Ganzhou”)	December 24, 2018	The PRC	100%		Lending solution business
Pintec (Yinchuan) Technology Co., Ltd. (“Pintec Yinchuan”)	December 17, 2019	The PRC	100%		Investment holding
Pintec Digital Technology (Beijing) Co., Ltd (“Pintec Digital”)	February 20, 2019	The PRC	100%		Investment holding
Huatai (Ningxia) Enterprise consulting service limited partnership (“Huatai Ningxia”)	December 21, 2019	The PRC	66.67%	Investment holding
VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Ganzhou Aixin Network Micro Finance Co., Ltd (“Ganzhou Aixin Micro Finance”, formerly known as Ganzhou Jimu Micro Finance Co., Ltd.)	March 21, 2019	The PRC	100%	Micro-loan Lending
Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Tianjin Xiangmu Asset Management Co., Ltd. (“Tianjin Xiangmu”)	June 18, 2015	The PRC	100%	Wealth management solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business
Shenzhen Xiaogang Technology Co., Ltd. (“Shenzhen Xiaogang”)	March 25, 2019	The PRC	100%	Wealth management solution business
Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Basis of Presentation for the Reorganization
The Reorganization consists of transferring the Pintec Business to the Group, which is owned by Jimu Parent’s shareholders immediately before and after the Reorganization. The shareholding percentages and rights of each shareholder are the same in Jimu Parent and Pintec immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for in a manner similar to a common control transaction because it is determined that the transfers lack economic substance. Therefore, the consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that are directly attributable to the Pintec Business for the period presented and are prepared as if the corporate structure of Pintec after the Reorganization had been in existence throughout the period presented. Such presentation may not necessarily reflect the results of operations, financial position and cash flows of the Group had it existed on a stand-alone basis during the period presented.
The assets and liabilities are stated at historical carrying amounts. Those assets and liabilities that are specifically related to the Pintec Business are included in the Group’s consolidated balance sheets. Income taxes are calculated as if it was a separate standalone entity. The Group’s statement of operations and comprehensive loss consists of all the revenues, costs and expenses of the Pintec Business, including allocations to the cost of revenue, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by Jimu Parent but related to the Pintec Business. These allocated costs and expenses are primarily for office rental expenses, office utilities, information technology support and certain corporate functions, including senior management, finance, legal and human resources, as well as share-based compensation expense.
Generally, the cost of shared employees were allocated to the Group based on the Group’s headcount as a proportion of total headcount in the Jimu Parent group; share based compensation expenses related to options issued by Jimu Parent were allocated to the Group in their original vesting period based on the compensation expenses attributable to employees of Pintec Business, and shared corporate marketing expenses and bandwidth and server hosting costs were allocated based on the Group’s revenues as a proportion on of the total revenue of Jimu Parent group. These allocations are made on a basis considered reasonable by management to estimate what the Company would incur on a stand-alone basis, as if the Company had operated as an unaffiliated entity, before the consummation of the Reorganization.
The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from Jimu Parent for the years ended December 31, 2017 and 2018 and 2019. The operating expenses other than share
-
based compensation are primarily billed by Jimu Parent and are included in amounts due to related parties:

For the year ended December 31, 2017:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	2,613	2,640
Sales and marketing expenses	2,470	16,281	18,751
General and administrative expenses	25,263	19,936	45,199
Research and development expenses	3,258	32,415	35,673

Total	31,018	71,245	102,263

For the year ended December 31, 2018:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	229	443
Sales and marketing expenses	3,147	2,044	5,191
General and administrative expenses	28,945	4,194	33,139
Research and development expenses	4,190	5,724	9,914

Total	36,496	12,191	48,687

For the year ended December 31, 2019:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	24	153	177
Sales and marketing expenses	1,604	393	1,997
General and administrative expenses	18,776	787	19,563
Research and development expenses	2,030	1,227	3,257

Total	22,434	2,560	24,994

(c)	Variable interest entities (excluding the consolidated trusts and asset-backed securitized debts as discussed in Note 2(j))

(1)	VIE arrangement before the Reorganization
Prior to the Reorganization, in order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and certain finance businesses, the Jimu Parent operated its restricted businesses in the PRC through its VIEs, whose equity interests are held by certain founders of Jimu Parent. Jimu Parent obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. The rights of those nominee shareholders have been transferred to Jimu Parent through the contractual arrangements.
The contractual arrangements that were used to control the VIEs include powers of attorney, exclusive business cooperation agreements, equity pledge agreements and exclusive option agreements.
Management concluded that Jimu Parent, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore Jimu Parent is the ultimate primary beneficiary of these VIEs constituting the Pintec Business. As such, Jimu Parent consolidated the financial statements of these VIEs. Consequently, the financial results of the VIEs directly attributable to the predecessor operations were included in the Group’s consolidated financial statements in accordance with the basis of presentation for the Reorganization as stated in Note 1.

The following is a summary of the contractual agreements that the Jimu Parent, through its wholly foreign owned enterprise subsidiaries (“Jimu WFOE”), entered into with the VIEs and their nominee shareholders:
Powers of attorney
—Pursuant to the irrevocable power of attorney, Jimu WFOE is authorized by each of the nominee shareholders as their attorney in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs. Each nominee shareholder has waived all the rights which have been authorized to Jimu WFOE under each power of attorney. The powers of attorney are irrevocable and remain in force continuously upon execution.
Exclusive business cooperation agreements
—Jimu WFOE and the VIEs entered into exclusive business cooperation agreements under which the VIEs engage Jimu WFOE as their exclusive provider of technical services and business consulting services. The VIEs shall pay services fees to Jimu WFOE, which are determined by Jimu WFOE at its sole discretion. Jimu WFOE shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Jimu WFOE. These agreements will remain in effect for ten years, but can be terminated by Jimu WFOE with 30 days’ advance written notice. These agreements can be extended at the sole discretion of Jimu Parent.
Equity pledge agreements
—Pursuant to the relevant equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to Jimu WFOE as collateral for all of the VIEs’ payments due to Jimu WFOE and to secure the VIEs’ obligations under the above agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Jimu WFOE without Jimu WFOE’s written consent. Jimu WFOE is entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, Jimu WFOE as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to Jimu Parent’s relevant PRC subsidiaries, and/or to dispose of the pledged equity. These equity pledge agreements will remain effective until the variable interest entities and their shareholders discharge all their obligations under the contractual arrangements.
Exclusive option agreements
—The nominee shareholders of the VIEs have granted Jimu WFOE the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIEs by the nominee shareholders for their equity interests. Jimu WFOE may exercise such option at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of Jimu WFOE, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend. These agreements will remain effective for ten years and can be extended at the sole discretion of Jimu Parent.

(2)	VIE arrangement after the Reorganization
In connection with the Reorganization, contractual arrangements consistent with those in place prior to the reorganization have been entered into among the Company’s wholly owned subsidiaries (i.e. Sky City WFOE and Pintec Beijing WFOE), Tianjin Anquying, Beijing Hongdian, Beijing Xuanji, Beijing Jinke and the respective nominee shareholders of these VIEs. Shanghai Anquying, Tianjin Anquyun, Ganzhou Anquying, Shenzhen Minheng, Ganzhou
Aixin
Micro Finance, and Pintec Yunke are wholly owned by Tianjin Anquying, and Myfin Insurance, as well as Shenzhen Xiaogang, is controlled by Beijing Jinke, thus, no separate contractual arrangement will be entered into with these subsidiaries of the VIEs.
In January 2019, the Group obtained control of Xinshundingye through VIE contracts with Xinshundingye and its three nominee shareholders.
The Group has determined that it is the primary beneficiary of these VIEs through the contractual arrangements. Accordingly, the Company consolidated these VIEs’ results of operations, assets and liabilities before and after the Reorganization in the Group’s consolidated financial statements pursuant to the accounting principles generally accepted in the United States (“U.S. GAAP”).

(d)	Risks in relation to the VIE structure
A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
The Company’s ability to control the VIEs also depends on the powers of attorney that the founders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.
In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIEs and their respective nominee shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements.

The Foreign Investment Law, which came into effect on January 1, 2020, does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Given that the Foreign Investment Law is new, substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIEs will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded.
The Company’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following consolidated financial information of the Group’s VIEs as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	1,305,500	931,287
Total liabilities	1,240,292	1,135,535

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total net revenues	762,609	1,601,037	1,272,943
Net income	58,745	322,605	(520,791)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	199,223	470,404	404,851
Net cash (used in)/provided by investing activities	(1,405,045)	859,941	(165,957)
Net cash provided by/(used in) financing activities	1,330,679	(961,263)	86,906
In accordance with the contractual arrangements, the relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries, and can transfer assets out of the Group’s VIEs and VIEs’ subsidiaries. No assets of the VIEs and VIEs’ subsidiaries are collateral for the VIEs’ obligations and all assets can only be used to settle the VIEs’ obligations except for the consolidated assets-backed securitized debts arrangement and trust arrangements, and the equity interest in Ganzhou
Aixin
Micro Finance was pledged as security for Shanghai Anquying’s obligations under the loan agreement with Mantu. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in
capital, capital reserve and statutory reserves, to the Group in the form of loans and advances or cash dividends. As the VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group for the liabilities of the VIEs and the VIEs’ subsidiaries.
Currently there is no contractual arrangement that could require the relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.